LEASES	12 Months Ended
Dec. 31, 2025
Lease [Abstract]
LEASES	LEASES
The Company as a lessee

The Company has leases for office, research laboratory and manufacturing facilities, equipment, vehicles and land. The terms of the leases vary, although most generally have lease terms between 3 and 29 years. Lump sum payments were made upfront to acquire the leasehold land from the owners with lease periods of 50 years, and no ongoing payments will be made under the terms of these leasehold land. Leases with terms of 12 months or less are expensed as incurred. Collaboration assets represent the Company’s share of assets leased to the collaboration from Janssen, which purchased the assets on behalf of the collaboration, in connection with the Janssen Agreement. Collaboration assets under construction that will be leased to the collaboration from Janssen when placed into service are classified as collaboration prepaid leases on the consolidated financial statements.
(a)Right-of-use assets

(Dollars in millions)	December 31, 2025	December 31, 2024
Leasehold land	$2.7	$3.7
Lease buildings	41.2	7.9
Collaboration assets	241.3	90.3
Total	$285.2	$101.9
The carrying amounts of the Company’s right-of-use assets and the movements during the year are as follows:

	Non-Collaboration Assets Leased		Collaboration Assets Leased
(Dollars in millions)	Leasehold land	Leased building and building improvements	Leased building and building improvements	Machinery and equipment	Computer and office equipment	Software	Total
December 31, 2025
Right-of-use assets at January 1, 2025	$3.7	$7.9	$62.9	$20.6	$4.0	$2.8	$101.9
Additions	—	36.9	153.7	4.1	—	1.0	195.7
Disposal	—	—	(0.3)	—	—	—	(0.3)
Impairment	(1.0)	—	—	—	—	—	(1.0)
Exchange realignment	0.1	0.7	5.9	0.8	0.5	0.4	8.4
Depreciation of right-of-use assets	(0.1)	(4.3)	(9.8)	(3.4)	(1.0)	(0.9)	(19.5)
Right-of-use assets at December 31, 2025	$2.7	$41.2	$212.4	$22.1	$3.5	$3.3	$285.2
December 31, 2024
Right-of-use assets at January 1, 2024	$4.2	$3.6	$60.5	$12.1	$—	$—	$80.4
Additions	—	6.7	9.4	11.7	4.5	3.1	35.4
Disposal	—	(0.1)	—	—	—	—	(0.1)
Impairment	(0.3)	—	—	—	—	—	(0.3)
Exchange realignment	(0.1)	(0.1)	(2.6)	—	—	—	(2.8)
Depreciation of right-of-use assets	(0.1)	(2.2)	(4.4)	(3.2)	(0.5)	(0.3)	(10.7)
Right-of-use assets at December 31, 2024	$3.7	$7.9	$62.9	$20.6	$4.0	$2.8	$101.9
(b)Lease liabilities
Lease liabilities are as indicated below:
At the commencement date of the lease, the Company recognizes lease liabilities measured at the present value of lease payments to be made over the lease term. The balance of the Company's lease liabilities and the movements for the year ended December 31, 2025 are as follows:

(Dollars in millions)	2025	2024
Carrying amount at January 1	$49.4	$47.3
Additions	42.5	9.4
Disposal	—	(0.2)
Accretion of interest recognized during the year	3.5	1.8
Payments	(7.1)	(5.8)
Exchange realignment	6.3	(3.1)
Carrying amount at December 31	94.6	49.4
Analyzed into:
Current portion	7.4	4.8
Non-current portion	87.2	44.6
Carrying amount at December 31	$94.6	$49.4
(c)The amounts recognized in profit or loss in relation to leases are as follows:

(Dollars in millions)	2025	2024
Interest on lease liabilities	$3.5	$1.8
Depreciation charge of right-of-use assets	19.5	10.7
Expense relating to short-term leases	3.7	3.5
Total amount recognized in profit or loss	$26.7	$16.0
The maturity analysis of lease liabilities is disclosed in note 28 to the financial statements. The total cash outflow for leases is disclosed in note 23 to the financial statements.